Expenses by Nature - Schedule of Depreciation and Amortization (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Depreciation and Amortization [Line Items]
Property, plant and equipment	RM 89,117	$ 19,939	RM 47,055	RM 11,629
Intangible assets	243,183	54,409	16,106	7,000
Right-of-use assets	480,114	107,420	236,272	74,661
Total Depreciation and amortization	RM 812,414	$ 181,768	RM 299,433	RM 93,290